Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss for goodwill or intangibles	$ 0	$ 0